Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 10,614,363,064	$ 8,829,575,028
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	9,268,912,153	8,761,062,910
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,345,450,911	68,512,118
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,501,916,540	5,672,379,601
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,501,916,540	5,672,379,601
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,662,100,930	2,198,004,419
Self-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,592,730,998	2,129,492,301
Self-directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	69,369,932	68,512,118
Self-directed brokerage accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Common stock funds of The Charles Schwab Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	778,750,555	625,513,098
Common stock funds of The Charles Schwab Corporation | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	778,750,555	625,513,098
Common stock funds of The Charles Schwab Corporation | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Common stock funds of The Charles Schwab Corporation | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	395,514,060	333,677,910
Money market fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	395,514,060	333,677,910
Money market fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Money market fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,276,080,979	$ 0
Common Collective Trust | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0
Common Collective Trust | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,276,080,979
Common Collective Trust | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0